As filed with the Securities and Exchange Commission on May 30, 2008

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

Under the

INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

(Check appropriate box or boxes.)

Phoenix Opportunities Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

101 Munson Street, Greenfield, Massachusetts 01301

(Address of Principal Executive Offices) (Zip Code)

c/o Phoenix Equity Planning

Corporation — Shareholder Services

(800) 243-1574

(Registrant’s Telephone Number, including Area Code)

Counsel and Chief Legal Officer:

Kevin J. Carr, Esq.

Vice President and Counsel

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06102-5056

John H. Beers, Esq.

Vice President and Clerk

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06102-5056

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement

2.	Supplement dated May 30, 2008 to the Fixed Income Funds Prospectus dated January 31, 2008, which contains disclosure required to add Class I Shares to the Phoenix Multi-Sector Short Term Bond Fund

3.	Supplement dated May 30, 2008 to the Alternative Funds Prospectus and Statement of Additional Information dated January 31, 2008, which contains disclosure required to add Class I Shares to the Phoenix Global Utilities Fund

4.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of registering Class I Shares of the Phoenix Multi-Sector Short Term Bond Fund and the Phoenix Global Utilities Fund by inserting disclosure necessary and appropriate to add Class I Shares to these funds. Class I Share disclosure already appears in the referenced prospectuses and SAI for other of the Phoenix Funds offering such shares.

Part A, Item 2, Performance Tables

The Annual Return tables for each of the funds are hereby supplemented by the following information:

Fixed Income Funds:

Phoenix Bond Fund

Year-to-date performance (through March 31, 2008) is 0.51%.

Phoenix CA Tax-Exempt Bond Fund

Year-to-date performance (through March 31, 2008) is -0.55%.

Phoenix Core Bond Fund

Year-to-date performance (through March 31, 2008) is 0.07%.

Phoenix High Yield Fund

Year-to-date performance (through March 31, 2008) is -3.81%.

Phoenix Money Market Fund

Year-to-date performance (through March 31, 2008) is 0.77%.

Phoenix Multi-Sector Fixed Income Fund

Year-to-date performance (through March 31, 2008) is -2.14%.

Phoenix Multi-Sector Short Term Bond Fund

Year-to-date performance (through March 31, 2008) is -0.81%.

Alternative Funds:

Phoenix Global Utilities Fund

Year-to-date performance (through March 31, 2008) is -9.57%.

Phoenix Market Neutral Fund

Year-to-date performance (through March 31, 2008) is -0.87%.

Phoenix Real Estate Securities Fund

Year-to-date performance (through March 31, 2008) is 1.14%.

International Funds:

Phoenix Foreign Opportunities Fund

Year-to-date performance (through March 31, 2008) is -11.28%.

Phoenix International Strategies Fund

Year-to-date performance (through March 31, 2008) is -10.40%.

Phoenix Worldwide Strategies Fund

Year-to-date performance (through March 31, 2008) is -9.87%.

Phoenix PHOLIOs:

Phoenix Diversifier PHOLIO

Year-to-date performance (through March 31, 2008) is -1.53%.

Phoenix Wealth Accumulator PHOLIO

Year-to-date performance (through March 31, 2008) is -10.44%.

Phoenix Wealth Builder PHOLIO

Year-to-date performance (through March 31, 2008) is -8.08%.

Phoenix Wealth Guardian PHOLIO

Year-to-date performance (through March 31, 2008) is -6.29%.

But for the supplemental disclosure filed herewith, Parts A, B and C of Registrant’s Post-Effective Amendment No. 29 to its registration statement filed on January 28, 2008 are incorporated by reference herein and this Post-Effective Amendment No. 30 is being filed for the sole purpose of registering Class I Shares of the Phoenix Multi-Sector Short Term Bond Fund and the Phoenix Global Utilities Fund.

Phoenix Multi-Sector Short Term Bond Fund,

a Series of Phoenix Opportunities Trust

Supplement dated May 30, 2008 to the

Fixed Income Funds Prospectus dated January 31, 2008,

as supplemented March 3, 2008 and May 29, 2008

Important Notice to Investors

As of May 30, 2008, Phoenix Multi-Sector Short Term Bond Fund began offering Class I Shares, in addition to the Class A Shares, Class B Shares, Class C Shares and Class T Shares already offered. Accordingly, the fund’s prospectus is hereby amended to add the following disclosure.

Below the footnotes in the section “Performance Tables” on page 35 of the prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.

In the section “Fund Fees and Expenses” on page 36 of the prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table with the following:

	Class A Shares		Class B Shares		Class C Shares	Class I Shares		Class T Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%		None		None	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(a)	2.00%	(b)	None	None		1.00%	(c)
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None		None		None	None		None
Redemption Fee	None		None		None	None		None
Exchange Fee	None		None		None	None		None

	Class A Shares		Class B Shares		Class C Shares	Class I Shares		Class T Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.53%		0.53%		0.53%	0.53%		0.53%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%		0.75%		0.50%	None		1.00%
Other Expenses	0.33%		0.33%		0.33%	0.33%		0.33%

Total Annual Fund Operating Expenses	1.11%		1.61%		1.36%	0.86%	(e)	1.86%

(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 0.50% annually to 1% during the third year and to 0% after the third year.

(c) The deferred sales charge is imposed on Class T Shares redeemed during the first year only.

(d) Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.

(e) Class I Shares have been in existence only since May 30, 2008; therefore expense information for Class I Shares is estimated.

In the section “Example” on page 36 of the prospectus, add Class I Shares by replacing the chart of costs assuming redemption of shares with the following:

Class	1 year	3 years	5 years	10 years
Class A	$336	$570	$823	$1,546
Class B	$314	$508	$876	$1,655
Class C	$138	$431	$745	$1,635
Class I	$88	$274	$477	$1,191
Class T	$289	$585	$1,006	$2,180

In the section “Sales Charges” on page 51 of the prospectus, replace the first sentence under “What are the classes and how do they differ?” with the following:

Each fund offers from one to five classes of shares.

Additionally, on page 52, replace the heading “Class I Shares (Bond Fund, CA Tax-Exempt Bond Fund and Senior Floating Rate Fund only)” with the following:

Class I Shares (Bond Fund, CA Tax-Exempt Bond Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund only).

Investors should retain this supplement with the Prospectus for future reference.

PXP 4848/Add Class I (5/08)

Phoenix Global Utilities Fund,

a Series of Phoenix Opportunities Trust

Supplement dated May 30, 2008 to the Alternative Funds Prospectus dated January 31, 2008, as supplemented May 1, 2008,

and to the Statement of Additional Information (“SAI”)

dated January 31, 2008, as supplemented April 8, 2008 and May 1, 2008

Important Notice to Investors

As of May 30, 2008, Phoenix Global Utilities Fund began offering Class I Shares, in addition to the Class A Shares and Class C Shares already offered. Accordingly, the fund’s prospectus and SAI are hereby amended to add the following disclosure.

Below the footnotes in the section “Performance Tables” on page 4 of the prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.

In the section “Fund Fees and Expenses” on page 5 of the prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table with the following:

	Class A Shares		Class C Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(a)	1.00	(b)	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

	Class A Shares		Class C Shares		Class I Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%		0.65%		0.65%
Distribution and Shareholder Servicing (12b-1) Fees(c)	0.25%		1.00%		None
Other Expenses	0.35%		0.35%		0.35%

Total Annual Fund Operating Expenses(d)	1.25%		2.00%		1.00%	(e)

(a) A contingent deferred sales charge of 1% may apply on certain redemptions made within one year following purchases on which a finder’s fee has been paid. The one-year period begins on the last day of the month preceding the month in which the purchase was made.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.

(d) The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses), so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class C Shares and 0.90% for Class I Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 1.19% for Class A Shares and 1.95% for Class C Shares. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(e) Class I Shares have been in existence only since May 30, 2008; therefore expense information for Class I Shares is estimated.

In the section “Example” on page 5 of the prospectus, add Class I Shares by replacing the chart of costs assuming the redemption of shares with the following:

Class	1 year	3 years	5 years	10 years
Class A	$695	$949	$1,222	$1,999
Class C	$303	$627	$1,078	$2,327
Class I	$102	$318	$552	$1,225

In the section “The Adviser and Subadviser” on page 6 of the prospectus, add Class I Shares by replacing the chart of the adviser’s voluntary expense limits with the following:

Class A	Class C	Class I
1.15%	1.90%	0.90%

In the section “Sales Charges” on page 30 of the prospectus, replace the first sentence under “What are the classes and how do they differ?” with the following:

Presently, each fund offers from three to four classes of shares.

Additionally, on page 31, replace the heading “Class I Shares (International Real Estate Securities Fund and Real Estate Securities Fund only)” with the following:

Class I Shares (Global Utilities Fund, International Real Estate Securities Fund and Real Estate Securities Fund only).

In the section “Investment Techniques and Risks” under the subheading “Securities Lending” on page 30 of the SAI, the second sentence of the first paragraph is revised to remove the parenthetical phrase referencing short-term debt obligations.

In the section “Services of the Adviser” under the subheading “The Adviser” on page 43 of the SAI, add Class I Shares by inserting the value 0.90% to the adviser’s expense limits chart under the column Class I.

Investors should retain this supplement with the Prospectus and Statement of

Additional Information for future reference.

PXP 4849/Add Class I (5/08)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 30th day of May, 2008.

PHOENIX OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 30th day of May, 2008.

Signature	Title

/s/ George R. Aylward	Trustee and President (principal executive officer)
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
W. Patrick Bradley

Trustee
Leroy Keith, Jr.*

Philip R. McLoughlin*	Trustee and Chairman

Geraldine M. McNamara*	Trustee

James M. Oates*	Trustee

Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney